Supplement to the
Spartan® 500 Index Fund
Investor Class and Fidelity Advantage® Class
April 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective June 14, 2016, Spartan® 500 Index Fund will be renamed Fidelity® 500 Index Fund. Fidelity Advantage® Class will be renamed Premium Class.

Effective July 1, 2016, the following information replaces similar information for the fund found in the "Management Contracts" section under the heading "Management-Related Expenses".

FMR and the fund on behalf of its Investor Class have entered into a 9 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.09%. FMR and the fund on behalf of its Premium Class have entered into a 4.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.045%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust and with respect to increases in fees or expenses payable by Investor Class above 10 basis points and Premium Class above 7 basis points, by a vote of a majority of the outstanding voting securities of each class. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective July 1, 2016, the following information replaces similar information for the fund found in the "Management Contracts" section under the heading "Management Fees".

On July 1, 2016, FMR reduced the management fee rate paid by the fund from 0.025% to 0.015%. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.015% of the fund's average net assets throughout the month.

UEIB-16-02 1.720027.130	July 1, 2016

Supplement to the
Spartan® Extended Market Index Fund, Spartan® International Index Fund, and Spartan® Total Market Index Fund
Investor Class and Fidelity Advantage® Class
April 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective June 14, 2016, Spartan® Extended Market Index Fund will be renamed Fidelity® Extended Market Index Fund, Spartan® International Index Fund will be renamed Fidelity® International Index Fund, and Spartan® Total Market Index Fund will be renamed Fidelity® Total Market Index Fund. Effective June 14, 2016, Fidelity Advantage® Class will be renamed Premium Class.

Effective July 1, 2016, the following information replaces similar information found in the "Management Contracts" section under the heading "Management-Related Expenses."

FMR and Fidelity ® Extended Market Index Fund on behalf of its Investor Class have entered into a 10 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.10%. FMR and Fidelity ® Extended Market Index Fund on behalf of its Premium Class have entered into a 7 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.07%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust and by a vote of a majority of the outstanding voting securities of each class. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

FMR and Fidelity® International Index Fund on behalf of its Investor Class have entered into a 19 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.19%. FMR and Fidelity® International Index Fund on behalf of its Premium Class have entered into a 8 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.08%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust and with respect to increases in fees or expenses payable by Investor Class and Premium Class above 20 and 17 basis points, respectively, by a vote of a majority of the outstanding voting securities of each class. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

FMR and Fidelity® Total Market Index Fund on behalf of its Investor Class have entered into a 9 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.09%. FMR and Fidelity® Total Market Index Fund on behalf of its Premium Class have entered into a 4.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.045%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust and with respect to increases in fees or expenses payable by Investor Class and Premium Class above 10 and 7 basis points, respectively, by a vote of a majority of the outstanding voting securities of each class. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective July 1, 2016, the following information replaces similar information for Spartan® Extended Market Index Fund, Spartan® International Index Fund, and Spartan® Total Market Index Fund found in the "Management Contracts" section under the heading "Management Fees."

On July 1, 2016, FMR reduced the management fee rates paid by Spartan® Extended Market Index Fund from 0.06% to 0.045%, Spartan® International Index Fund from 0.06% to 0.05%, and Spartan® Total Market Index Fund from 0.035% to 0.015%, respectively. For the services of FMR under each management contract, Spartan® Extended Market Index Fund, Spartan® International Index Fund, and Spartan® Total Market Index Fund each pays FMR a monthly management fee at the annual rate of 0.045%, 0.05%, and 0.015%, respectively, of the fund's average net assets throughout the month.

Effective July 1, 2016, the following information replaces similar information for Spartan® Extended Market Index Fund, Spartan® International Index Fund, and Spartan® Total Market Index Fund found in the "Management Contracts" section under the heading "Sub-Adviser-Geode."

On July 1, 2016, FMR reduced the sub-advisory fee rates paid to Geode by Spartan® Extended Market Index Fund from 0.0499% to 0.0450% and Spartan® International Index Fund from 0.055% to 0.050%, respectively. Under the terms of the sub-advisory agreements, for providing investment management services to Spartan® Extended Market Index Fund, Spartan® International Index Fund, and Spartan® Total Market Index Fund, FMR, and not the funds, pays Geode fees at an annual rate of 0.0450%, 0.050%, and 0.035%, respectively, of the average net assets of each fund.

SIFB-16-02 1.718587.132	July 1, 2016

Supplement to the
Spartan® Total Market Index Fund
Class F
April 29, 2016
Prospectus

Effective June 14, 2016, Spartan® Total Market Index Fund will be renamed Fidelity® Total Market Index Fund.

Effective July 1, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.015%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.015%

(a)  Adjusted to reflect current fees.

1 year	$2
3 years	$5
5 years	$8
10 years	$19

Effective July 1, 2016, the following information replaces similar information found in the "Fund Management" section under the heading "Advisory Fee(s)."

On July 1, 2016, the Adviser reduced the management fee rate from 0.035% to 0.015%. The fund's annual management fee rate is 0.015% of its average net assets.

Effective July 1, 2016, the following information has been removed from the "Fund Management" section under the heading "Advisory Fee(s)."

Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class F of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of its average net assets, exceeds 0.035%. This arrangement will remain in effect through April 30, 2017. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

STI-F-16-02 1.905902.111	July 1, 2016

Supplement to the
Spartan® Extended Market Index Fund, Spartan® International Index Fund, and Spartan® Total Market Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
April 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective June 14, 2016, Spartan® Extended Market Index Fund will be renamed Fidelity® Extended Market Index Fund, Spartan® International Index Fund will be renamed Fidelity® International Index Fund, and Spartan® Total Market Index Fund will be renamed Fidelity® Total Market Index Fund. Effective June 14, 2016, Fidelity Advantage® Institutional Class will be renamed Institutional Premium Class.

Effective July 1, 2016, the following information replaces similar information found in the “Management Contracts” section under the heading “Management-Related Expenses.”

FMR and Fidelity® Extended Market Index Fund on behalf of its Institutional Premium Class have entered into a 4.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.045%. This Expense Contract may not be amended to increase the fees or expenses payable by Institutional Premium Class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

FMR and Fidelity® International Index Fund on behalf of its Institutional Class have entered into a 6 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.06%. FMR and Fidelity® International Index Fund on behalf of its Institutional Premium Class have entered into a 5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.05%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

FMR and Fidelity® Total Market Index Fund on behalf of its Institutional Class have entered into a 3.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.035%. FMR and Fidelity® Total Market Index Fund on behalf of its Institutional Premium Class have entered into a 1.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.015%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective July 1, 2016, the following information replaces similar information for Fidelity® Extended Market Index Fund, Fidelity® International Index Fund and Fidelity® Total Market Index Fund found in the “Management Contracts” section under the heading “Management Fees.”

On July 1, 2016, FMR reduced the management fee rate paid by Fidelity® Extended Market Index Fund from 0.06% to 0.045%. For the services of FMR under the management contract, Fidelity® Extended Market Index Fund pays FMR a monthly management fee at the annual rate of 0.045% of the fund's average net assets throughout the month. On July 1, 2016, FMR reduced the management fee rate paid by Fidelity® International Index Fund from 0.06% to 0.05%. For the services of FMR under the management contract, Fidelity® International Index Fund pays FMR a monthly management fee at the annual rate of 0.05% of the fund's average net assets throughout the month. On July 1, 2016, FMR reduced the management fee rate paid by Fidelity® Total Market Index Fund from 0.035% to 0.015%. For the services of FMR under the management contract, Fidelity® Total Market Index Fund pays FMR a monthly management fee at the annual rate of 0.015% of the fund's average net assets throughout the month.

Effective July 1, 2016, the following information replaces similar information for Fidelity® Extended Market Index Fund found in the “Management Contracts” section under the heading “Sub-Adviser - Geode.”

On July 1, 2016, FMR reduced the sub-advisory fee rate paid to Geode from 0.0499% to 0.045%. Under the terms of the sub-advisory agreement, for providing investment management services to Fidelity® Extended Market Index Fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.045% of the average net assets of the fund.

Effective July 1, 2016, the following information replaces similar information for Fidelity® International Index Fund found in the “Management Contracts” section under the heading “Sub-Adviser - Geode.”

On July 1, 2016, FMR reduced the sub-advisory fee rate paid to Geode from 0.055% to 0.05%. Under the terms of the sub-advisory agreement, for providing investment management services to Fidelity® International Index Fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.05% of the average net assets of the fund.

SIF-IB-16-02 1.935052.107	July 1, 2016

Supplement to the
Spartan® 500 Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
April 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective June 14, 2016, Spartan® 500 Index Fund will be renamed Fidelity® 500 Index Fund. Effective June 14, 2016, Fidelity Advantage® Institutional Class will be renamed Institutional Premium Class.

Effective July 1, 2016, the following information replaces similar information for the fund found in the "Management Contracts" section under the heading "Management-Related Expenses".

FMR and the fund on behalf of its Institutional Class have entered into a 3.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.035%. FMR and the fund on behalf of its Institutional Premium Class have entered into a 1.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.015%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective July 1, 2016, the following information replaces similar information for the fund found in the "Management Contracts" section under the heading "Management Fees".

On July 1, 2016, FMR reduced the management fee rate paid by the fund from 0.025% to 0.015%. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.015% of the fund's average net assets throughout the month.

U5I-U5AB-16-02 1.931020.107	July 1, 2016

Supplement to the
Spartan® 500 Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
April 29, 2016
Prospectus

Effective June 14, 2016, Spartan® 500 Index Fund will be renamed Fidelity® 500 Index Fund. Effective June 14, 2016, Fidelity Advantage® Institutional Class will be renamed Institutional Premium Class.

Effective July 1, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table".

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee(a)	0.015%	0.015%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.020%(a)	0.000%
Total annual operating expenses	0.035%	0.015%

(a)  Adjusted to reflect current fees.

	Institutional Class	Institutional Premium Class
1 year	$4	$2
3 years	$11	$5
5 years	$20	$8
10 years	$45	$19

Effective June 14, 2016, the following information replaces similar information found in the “Fund Summary” section under the heading “Average Annual Returns.”

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Life of class(a)
Institutional Class - Return Before Taxes	1.36%	11.70%
Return After Taxes on Distributions	0.68%	11.16%
Return After Taxes on Distributions and Sale of Fund Shares	1.30%	9.28%
Institutional Premium Class - Return Before Taxes	1.38%	11.72%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	11.73%

(a)  From May 4, 2011

Effective June 14, 2016, the following information replaces similar information found in the “Fund Summary” section under the heading “Purchase and Sale of Shares.”

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Effective June 14, 2016, the following information replaces similar information found in the “Fund Summary” section under the heading “Purchase and Sale of Shares.”

Initial Purchase Minimum - Institutional Class	$5 million
Initial Purchase Minimum - Institutional Premium Class	$200 million

The fund may waive or lower purchase minimums in other circumstances.

Effective June 14, 2016, the following information replaces similar information found in the “Fund Summary” section under the heading “Tax Information.”

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Effective June 14, 2016, the following information supplements information found in the “Shareholder Information” section under the heading “General Information.”

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Ways to Invest

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity® brokerage account or a Fidelity® mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity® brokerage account, your transactions generally involve your Fidelity® brokerage core (a settlement vehicle included as part of your Fidelity® brokerage account).

If you do not currently have a Fidelity® brokerage account or a Fidelity® mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity® brokerage account or a Fidelity® mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity® retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Effective June 14, 2016, the following information replaces similar information found in the “Shareholder Information” section under the heading “Buying Shares.”

Eligibility

Except as described below, Institutional Class and Institutional Premium Class shares are generally not available to intermediaries that would meet the eligibility requirements by aggregating the holdings of underlying accounts. An intermediary that holds Institutional Class and Institutional Premium Class shares within an omnibus account must agree that it will be able to offer the shares in accordance with the terms of this prospectus. Intermediaries may include broker-dealers, institutional accounts, insurance, bank trust, third-party administrators and registered investment advisers.

Investors eligible to purchase Institutional Class and Institutional Premium Class shares may also be eligible to purchase Investor Class or Premium Class shares, shares of the fund that are not offered through this prospectus. Each class has different expenses and features, as described in its prospectus. Investor Class and Premium Class shares have higher expenses than Institutional Class and Institutional Premium Class shares.

Minimum Waivers

For individual accounts maintained by the Adviser or its affiliates, and for omnibus accounts for which Fidelity provides recordkeeping services, the Adviser or an affiliate will monitor fund balances at the individual account level.

Initial purchase and balance minimums with respect to Institutional Class and Institutional Premium Class generally will apply to aggregate account balances at the plan sponsor level for employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) and the provider level for managed account programs that charge an asset-based fee. The initial purchase and balance minimums generally will apply at the investing fund level for mutual funds. Please contact Fidelity for more information about Institutional Class and Institutional Premium Class shares.

There is no initial purchase minimum or minimum balance for Institutional Class or Institutional Premium Class for qualified tuition programs for which Fidelity serves as investment manager.

In addition, the fund may waive or lower purchase minimums in other circumstances.

Price to Buy

The price to buy one share is its NAV. Institutional Class and Institutional Premium Class shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Shares are generally available only to investors residing in the United States.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when Institutional Class or Institutional Premium Class shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Effective June 14, 2016, the following information supplements information found in the “Shareholder Information” section under the heading “Selling Shares.”

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  If you hold your shares in a Fidelity® mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.

Effective June 14, 2016, the following information replaces similar information found in the “Shareholder Information” section under the heading “Converting Shares.”

You may convert from one class of shares of the fund to another.

You may convert Institutional Class shares to Institutional Premium Class shares at any time, provided that you meet the eligibility requirements for Institutional Premium Class. You may contact Fidelity by telephone or by mail to request a conversion.

Conversions to Institutional Premium Class shares may not be available if your account is held through an investment professional or other financial intermediary, such as a bank, broker-dealer, insurance company, third-party administrator, or registered investment adviser. Please contact your investment professional or financial intermediary to determine if Institutional Premium Class shares are available and to learn about other rules that may apply.

The fund may conduct periodic reviews of account balances and may convert Institutional Class shares to Institutional Premium Class shares if the eligibility requirements are satisfied for Institutional Premium Class. Automatic conversions between Institutional Class shares and Institutional Premium Class shares generally are not available to accounts held through investment professionals or other financial intermediaries.

The fund may convert your Investor Class or Premium Class shares, classes of shares of the fund that are not offered through this prospectus, to Institutional Class or Institutional Premium Class shares, as applicable, if you meet the applicable eligibility requirements for Institutional Class or Institutional Premium Class shares.

The fund may convert your Institutional Class or Institutional Premium Class shares to Investor Class, Premium Class or Institutional Class shares, as applicable, if you no longer meet the eligibility requirements for Institutional Class or Institutional Premium Class. If you hold Institutional Class shares and your fund balance falls below $5 million worth of shares for any reason, including solely due to declines in the class's NAV, the fund may convert your Institutional Class shares to Premium Class or Investor Class shares, as applicable. If you hold Institutional Premium Class shares and your fund balance falls below $200 million worth of shares for any reason, including solely due to declines in the class's NAV, the fund may convert your Institutional Premium Class shares to Institutional Class, Premium Class or Investor Class shares, as applicable. Investors will be notified in writing before any such conversion to Investor Class, Premium Class or Institutional Class shares.

A conversion will be based on the respective NAVs of the two classes, without the imposition of any fees, on the trade date of the conversion. A conversion between share classes of the same fund is a non-taxable event.

Effective June 14, 2016, the following information replaces similar information found in the “Shareholder Information” section under the heading “Exchanging Shares.”

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

Exchanges are subject to minimum investment limitations and other eligibility requirements of the shares of the fund into which you are exchanging.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity® funds.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Effective June 14, 2016, the following information has been removed from the “Shareholder Information” section under the heading “Rollover IRAs.”

Rollover IRAs

Assets from retirement plans may be invested in Investor Class or Fidelity Advantage® Class shares, as applicable, classes of shares of the fund that are not offered through this prospectus, through an IRA rollover. Institutional Class and Fidelity Advantage® Institutional Class shares are not available to IRA rollover accounts. Information on Investor Class and Fidelity Advantage® Class shares, including any minimum purchase or balance requirements applicable to IRA rollover accounts, can be found in that class's prospectus. Investor Class and Fidelity Advantage® Class shares have higher expenses than Institutional Class and Fidelity Advantage® Institutional Class shares.

Effective June 14, 2016, the following information replaces similar information found in the “Shareholder Information” section under the heading “Account Policies.”

Features and Policies

Features

The following features may be available to buy and sell shares of the fund or to move money to and from your account, depending on whether you are investing through a Fidelity® brokerage account or a Fidelity® mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

  To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.
  You can use electronic funds transfer to:
    Make periodic (automatic) purchases of Fidelity® fund shares or payments to your Fidelity® brokerage account.
    Make periodic (automatic) redemptions of Fidelity® fund shares or withdrawals from your Fidelity® brokerage account.

Wire: electronic money movement through the Federal Reserve wire system

  To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

Automatic Transactions: periodic (automatic) transactions

  To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity® brokerage account or Fidelity® mutual fund account.
  To make contributions from a Fidelity® mutual fund account to a Fidelity® mutual fund IRA.
  To sell shares of a Fidelity® money market fund and simultaneously to buy shares of another Fidelity® fund in a Fidelity® mutual fund account.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except reinvestment of distributions in the fund).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. We will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, the fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the fund related to opening the accounts. Your shares will be sold at the NAV minus, if applicable, any short-term redemption fee, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Effective June 14, 2016, the following information supplements similar information found in the “Shareholder Information” section under the heading “Dividends and Capital Gain Distributions.”

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.  Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option.  Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.  Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.  Any dividends will be automatically invested in shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Effective June 14, 2016, the following information replaces similar information found in the “Shareholder Information” section under the heading “Tax Consequences.”

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on Distributions  Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Effective July 1, 2016, the following information replaces similar information for the fund found in the "Fund Management" section under the heading "Advisory Fee(s)".

On July 1, 2016, the Adviser reduced the management fee rate for the fund from 0.025% to 0.015%. The fund's annual management fee rate is 0.015% of its average net assets.

Effective June 14, 2016, the following information replaces similar information found in the “Fund Services” section under the heading “Fund Distribution.”

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of class shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services and payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary. These payments are described in more detail in this section and in the SAI.

U5I-U5A-16-04 1.929867.111	July 1, 2016

Supplement to the
Spartan® Extended Market Index Fund, Spartan® International Index Fund and Spartan® Total Market Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
April 29, 2016
Prospectus

Effective June 14, 2016, Spartan® Extended Market Index Fund will be renamed Fidelity® Extended Market Index Fund.

Effective June 14, 2016, Spartan® International Index Fund will be renamed Fidelity® International Index Fund.

Effective June 14, 2016, Spartan® Total Market Index Fund will be renamed Fidelity® Total Market Index Fund.

Effective June 14, 2016, Fidelity Advantage® Institutional Class will be renamed Institutional Premium Class.

Effective July 1, 2016, the following information replaces similar information for Fidelity® Extended Market Index Fund found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.045%
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.000%
Total annual operating expenses	0.045%

(a)  Adjusted to reflect current fees.

1 year	$5
3 years	$15
5 years	$25
10 years	$58

Effective June 14, 2016, the following information replaces similar information for Spartan® Extended Market Index Fund found in the "Fund Summary" section under the heading "Average Annual Returns."

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Life of class(a)
Institutional Premium Class
Return Before Taxes	(3.29)%	14.27%
Return After Taxes on Distributions	(4.76)%	13.01%
Return After Taxes on Distributions and Sale of Fund Shares	(0.81)%	11.25%
Dow Jones U.S. Completion Total Stock Market Index℠ (reflects no deduction for fees, expenses, or taxes)	(3.42)%	14.13%

(a)  From September 8, 2011

Effective June 14, 2016, the following information replaces similar information for Spartan® Extended Market Index Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares."

Initial Purchase Minimum-Institutional Premium Class	$100 million

The fund may waive or lower purchase minimums.

Effective July 1, 2016, the following information replaces similar information for Fidelity® International Index Fund found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee(a)	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.01%	0.00%
Total annual operating expenses	0.06%	0.05%

(a)  Adjusted to reflect current fees.

	Institutional Class	Institutional Premium Class
1 year	$6	$5
3 years	$19	$16
5 years	$34	$28
10 years	$77	$64

Effective June 14, 2016, the following information replaces similar information for Spartan® International Index Fund found in the "Fund Summary" section under the heading "Average Annual Returns."

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Life of class(a)
Institutional Class - Return Before Taxes	(0.74)%	7.02%
Return After Taxes on Distributions	(1.30)%	6.32%
Return After Taxes on Distributions and Sale of Fund Shares	0.20%	5.62%
Institutional Premium Class - Return Before Taxes	(0.73)%	7.03%
MSCI EAFE Index (reflects no deduction for fees or expenses)	(0.67)%	6.97%

(a)  From September 8, 2011

Effective June 14, 2016, the following information replaces similar information for Spartan® International Index Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares."

Initial Purchase Minimum-Institutional Class	$5 million
Initial Purchase Minimum-Institutional Premium Class	$100 million

The fund may waive or lower purchase minimums in other circumstances.

Effective July 1, 2016, the following information replaces similar information for Fidelity® Total Market Index Fund found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee(a)	0.015%	0.015%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.020%	0.000%
Total annual operating expenses	0.035%	0.015%

(a)  Adjusted to reflect current fees.

	Institutional Class	Institutional Premium Class
1 year	$4	$2
3 years	$11	$5
5 years	$20	$8
10 years	$45	$19

Effective June 14, 2016, the following information replaces similar information for Spartan® Total Market Index Fund found in the "Fund Summary" section under the heading "Average Annual Returns."

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Life of class(a)
Institutional Class - Return Before Taxes	0.47%	15.55%
Return After Taxes on Distributions	(0.14)%	15.04%
Return After Taxes on Distributions and Sale of Fund Shares	0.72%	12.44%
Institutional Premium Class - Return Before Taxes	0.47%	15.56%
Dow Jones U.S. Total Stock Market Index℠ (reflects no deduction for fees, expenses, or taxes)	0.44%	15.56%

(a)  From September 8, 2011

Effective June 14, 2016, the following information replaces similar information for Spartan® Total Market Index Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares."

Initial Purchase Minimum-Institutional Class	$5 million
Initial Purchase Minimum-Institutional Premium Class	$100 million

The fund may waive or lower purchase minimums in other circumstances.

Effective June 14, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Purchase and Sale of Shares."

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Effective June 14, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Tax Information."

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Effective June 14, 2016, the following information supplements information found in the "Shareholder Information" section under the heading "General Information."

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Ways to Invest

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity® brokerage account or a Fidelity® mutual fund account.

If you buy or sell shares (other than by exchange) through a Fidelity® brokerage account, your transactions generally involve your Fidelity® brokerage core (a settlement vehicle included as part of your Fidelity® brokerage account).

If you do not currently have a Fidelity® brokerage account or a Fidelity® mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity® brokerage account or a Fidelity® mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity® retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Effective June 14, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares."

Eligibility

Except as described below, Institutional Class and Institutional Premium Class shares are generally not available to intermediaries that would meet the eligibility requirements by aggregating the holdings of underlying accounts. An intermediary that holds Institutional Class and Institutional Premium Class shares within an omnibus account must agree that it will be able to offer the shares in accordance with the terms of this prospectus. Intermediaries may include broker-dealers, institutional accounts, insurance, bank trust, third-party administrators and registered investment advisers.

Investors eligible to purchase Institutional Class and Institutional Premium Class shares may also be eligible to purchase Investor Class or Premium Class shares, shares of the fund that are not offered through this prospectus. Each class has different expenses and features, as described in its prospectus. Investor Class and Premium Class shares have higher expenses than Institutional Class and Institutional Premium Class shares.

Minimum Waivers

For individual accounts maintained by the Adviser or its affiliates, and for omnibus accounts for which Fidelity provides recordkeeping services, the Adviser or an affiliate will monitor fund balances at the individual account level.

Initial purchase and balance minimums with respect to Institutional Class and Institutional Premium Class generally will apply to aggregate account balances at the plan sponsor level for employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) and the provider level for managed account programs that charge an asset-based fee. The initial purchase and balance minimums generally will apply at the investing fund level for mutual funds. Please contact Fidelity for more information about Institutional Class and Institutional Premium Class shares.

There is no initial purchase minimum or minimum balance for Institutional Class or Institutional Premium Class for qualified tuition programs for which Fidelity serves as investment manager.

In addition, each fund may waive or lower purchase minimums in other circumstances.

Price to Buy

The price to buy one share is its NAV. Institutional Class and Institutional Premium Class shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Shares are generally available only to investors residing in the United States.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when Institutional Class or Institutional Premium Class shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Effective June 14, 2016, the following information supplements information found in the "Shareholder Information" section under the heading "Selling Shares."

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary, minus the short-term redemption fee, if applicable. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  If you hold your shares in a Fidelity® mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.

Effective June 14, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Converting Shares."

You may convert from one class of shares of a fund to another.

You may convert Institutional Class shares to Institutional Premium Class shares at any time, provided that you meet the eligibility requirements for Institutional Premium Class. You may contact Fidelity by telephone or by mail to request a conversion.

Conversions to Institutional Premium Class shares may not be available if your account is held through an investment professional or other financial intermediary, such as a bank, broker-dealer, insurance company, third-party administrator, or registered investment adviser. Please contact your investment professional or financial intermediary to determine if Institutional Premium Class shares are available and to learn about other rules that may apply.

Each fund may conduct periodic reviews of account balances and may convert Institutional Class shares to Institutional Premium Class shares if the eligibility requirements are satisfied for Institutional Premium Class. Automatic conversions between Institutional Class shares and Institutional Premium Class shares generally are not available to accounts held through investment professionals or other financial intermediaries.

Each fund may convert your Institutional Class or Institutional Premium Class shares to Investor Class, Premium Class or Institutional Class shares, as applicable, if you no longer meet the eligibility requirements for Institutional Class or Institutional Premium Class. If you hold Institutional class shares and your fund balance falls below $5 million worth of shares for any reason, including solely due to declines in a class's NAV, the fund may convert your Institutional Class shares to Premium Class or Investor Class shares, as applicable. If you hold Institutional Premium Class shares and your fund balance falls below $100 million worth of shares for any reason, including solely due to declines in a class's NAV, the fund may convert your Institutional Premium Class shares to Institutional Class, Premium Class or Investor Class shares, as applicable. Investors will be notified in writing before any such conversion to Investor Class, Premium Class or Institutional Class shares.

A conversion will be based on the respective NAVs of the two classes, without the imposition of any fees, on the trade date of the conversion. A conversion between share classes of the same fund is a non-taxable event.

Effective June 14, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Exchanging Shares."

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

Exchanges are subject to minimum investment limitations and other eligibility requirements of the shares of the fund into which you are exchanging.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity® funds.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Effective June 14, 2016, the following information has been removed from the "Shareholder Information" section under the heading "Rollover IRAs."

Assets from retirement plans may be invested in Investor Class or Fidelity Advantage® Class shares, as applicable, classes of shares of the fund that are not offered through this prospectus, through an IRA rollover. Institutional Class and Fidelity Advantage® Institutional Class shares are not available to IRA rollover accounts. Information on Investor Class and Fidelity Advantage® Class shares, including any minimum purchase or balance requirements applicable to IRA rollover accounts, can be found in that class's prospectus. Investor Class and Fidelity Advantage® Class shares have higher expenses than Institutional Class and Fidelity Advantage® Institutional Class shares.

Effective June 14, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Account Policies."

Features and Policies

Features

The following features may be available to buy and sell shares of a fund or to move money to and from your account, depending on whether you are investing through a Fidelity® brokerage account or a Fidelity® mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

  To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.
  You can use electronic funds transfer to:
    Make periodic (automatic) purchases of Fidelity® fund shares or payments to your Fidelity® brokerage account.
    Make periodic (automatic) redemptions of Fidelity® fund shares or withdrawals from your Fidelity® brokerage account.

Wire: electronic money movement through the Federal Reserve wire system

  To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

Automatic Transactions: periodic (automatic) transactions

  To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity® brokerage account or Fidelity® mutual fund account.
  To make contributions from a Fidelity® mutual fund account to a Fidelity® mutual fund IRA.
  To sell shares of a Fidelity® money market fund and simultaneously to buy shares of another Fidelity® fund in a Fidelity® mutual fund account.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except reinvestment of distributions in the fund).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. We will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV minus, if applicable, any short-term redemption fee, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Effective June 14, 2016, the following information supplements information found in the "Shareholder Information" section under the heading "Dividends and Capital Gain Distributions."

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.  Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option.  Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.  Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.  Any dividends will be automatically invested in shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Effective June 14, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Tax Consequences."

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on Distributions  Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Effective July 1, 2016, the following information replaces similar information found in the “Fund Management” section under the heading “Advisory Fee(s).”

On July 1, 2016, the Adviser reduced the management fee rate for Fidelity® Extended Market Index Fund from 0.06% to 0.045%. Fidelity® Extended Market Index Fund's annual management fee rate is 0.045% of its average net assets.

On July 1, 2016, the Adviser reduced the management fee rate for Fidelity® International Index Fund from 0.06% to 0.05%. Fidelity® International Index Fund's annual management fee rate is 0.05% of its average net assets.

On July 1, 2016, the Adviser reduced the management fee rate for Fidelity® Total Market Index Fund from 0.035% to 0.015%. Fidelity® Total Market Index Fund's annual management fee rate is 0.015% of its average net assets.

Effective June 14, 2016, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution."

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of class shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services and payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary. These payments are described in more detail in this section and in the SAI.

SIF-I-16-04 1.933378.110	July 1, 2016

Supplement to the
Spartan® Extended Market Index Fund, Spartan® International Index Fund and Spartan® Total Market Index Fund
Investor Class and Fidelity Advantage® Class
April 29, 2016
Prospectus

Effective June 14, 2016, Spartan® Extended Market Index Fund will be renamed Fidelity® Extended Market Index Fund.

Effective June 14, 2016, Spartan® International Index Fund will be renamed Fidelity® International Index Fund.

Effective June 14, 2016, Spartan® Total Market Index Fund will be renamed Fidelity® Total Market Index Fund.

Effective June 14, 2016, Fidelity Advantage® Class will be renamed Premium Class.

Effective July 1, 2016, the following information replaces similar information for Spartan® Extended Market Index Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.045%	0.045%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.055%	0.025%
Total annual operating expenses	0.100%	0.070%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$10	$7
3 years	$32	$23
5 years	$56	$40
10 years	$128	$90

Effective July 1, 2016, the following information replaces similar information for Spartan® International Index Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.14%	0.03%(a)
Total annual operating expenses	0.19%	0.08%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$19	$8
3 years	$61	$26
5 years	$107	$45
10 years	$115	$103

Effective July 1, 2016, the following information replaces similar information for Spartan® Total Market Index Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.015%	0.015%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.075%	0.030%
Total annual operating expenses	0.090%	0.045%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$9	$5
3 years	$29	$15
5 years	$51	$25
10 years	$115	$58

Effective June 14, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Eligibility".

Premium Class shares are not available to intermediaries that would meet the eligibility requirements by aggregating the holdings of underlying accounts. An intermediary that holds Premium Class shares within an omnibus account must agree that it will be able to offer Premium Class shares in accordance with the terms of this prospectus. Intermediaries may include broker-dealers, institutional accounts, insurance, bank trust, third-party administrators and registered investment advisers.

Effective June 14, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Minimum Waivers".

For Investor Class:

There is no initial purchase minimum or minimum balance for employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans), managed account programs that charge an asset-based fee, mutual funds, qualified tuition programs for which Fidelity serves as investment manager, certain Fidelity® retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity® systematic withdrawal service.

For Premium Class:

For individual accounts maintained by the Adviser or its affiliates, and for omnibus accounts for which Fidelity provides recordkeeping services, the Adviser or an affiliate will monitor fund balances at the individual account level.

There is no initial purchase minimum or minimum balance for employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans), managed account programs that charge an asset-based fee, mutual funds, qualified tuition programs for which Fidelity serves as investment manager, or fund positions opened with the proceeds of distributions from a Fidelity® systematic withdrawal service.

Investors eligible to purchase Investor Class and Premium Class shares may also be eligible to purchase Institutional Class or Institutional Premium class shares, shares of the fund that are not offered through this prospectus. Each class has different expenses and features, as described in this prospectus. Investor Class and Premium Class shares have higher expenses than Institutional Class and Institutional Premium Class shares.

In addition, each fund may waive or lower purchase minimums in other circumstances.

Effective June 14, 2016, the following information supplements information found in the "Shareholder Information" section under the heading "Converting Shares".

Shares of Investor Class or Premium Class may be converted to Institutional Class or Institutional Premium Class shares, shares of the fund which are not offered through this prospectus, provided the shareholder meets the applicable eligibility requirements for Institutional Class or Institutional Premium Class.

Effective July 1, 2016, the following information replaces similar information found in the "Fund Management" section under the heading "Advisory Fee(s)."

On July 1, 2016, the Adviser reduced the management fee rates for Spartan® Extended Market Index Fund from 0.06% to 0.045%, Spartan® International Index Fund from 0.06% to 0.05%, and Spartan® Total Market Index Fund from 0.035% to 0.015%, respectively. Spartan® Extended Market Index Fund's annual management fee rate is 0.045%, Spartan® International Index Fund's annual management fee rate is 0.05%, and Spartan® Total Market Index Fund's annual management fee rate is 0.015%, respectively, of its average net assets.

Effective July 1, 2016, the following information has been removed from the "Fund Management" section under the heading "Advisory Fee(s)."

The Adviser has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of Spartan Extended Market Index Fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.10% and 0.07%. These arrangements will remain in effect through April 30, 2017. The Adviser may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

SIF-16-03 1.717993.147	July 1, 2016

Supplement to the
Spartan® 500 Index Fund
Investor Class and Fidelity Advantage® Class
April 29, 2016
Prospectus

Effective June 14, 2016, Spartan® 500 Index Fund will be renamed Fidelity® 500 Index Fund. Effective June 14, 2016, Fidelity Advantage® Class will be renamed Premium Class.

Effective July 1, 2016, the following information replaces similar information for the fund found in the "Fund Summary" section under the heading "Fee Table".

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.015%	0.015%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.075%	0.030%(a)
Total annual operating expenses	0.090%	0.045%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$9	$5
3 years	$29	$15
5 years	$51	$25
10 years	$115	$58

Effective June 14, 2016, the following information replaces similar information found in the “Shareholder Information” section under the heading “Eligibility.”

Premium Class shares are not available to intermediaries that would meet the eligibility requirements by aggregating the holdings of underlying accounts. An intermediary that holds Premium Class shares within an omnibus account must agree that it will be able to offer Premium Class shares in accordance with the terms of this prospectus. Intermediaries may include broker-dealers, institutional accounts, insurance, bank trust, third-party administrators and registered investment advisers.

Effective June 14, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Minimum Waivers".

For Investor Class:

There is no initial purchase minimum or minimum balance for employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans), managed account programs that charge an asset-based fee, mutual funds, qualified tuition programs for which Fidelity serves as investment manager, certain Fidelity® retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity® systematic withdrawal service.

For Premium Class:

For individual accounts maintained by the Adviser or its affiliates, and for omnibus accounts for which Fidelity provides recordkeeping services, the Adviser or an affiliate will monitor fund balances at the individual account level.

There is no initial purchase minimum or minimum balance for employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans), managed account programs that charge an asset-based fee, mutual funds, qualified tuition programs for which Fidelity serves as investment manager, or fund positions opened with the proceeds of distributions from a Fidelity® systematic withdrawal service.

Investors eligible to purchase Investor Class and Premium Class shares may also be eligible to purchase Institutional Class or Institutional Premium Class shares, shares of the fund that are not offered through this prospectus. Each class has different expenses and features, as described in this prospectus. Investor Class and Premium Class shares have higher expenses than Institutional Class and Institutional Premium Class shares.

In addition, the fund may waive or lower purchase minimums in other circumstances.

Effective June 14, 2016, the following information supplements information found in the “Shareholder Information” section under the heading “Converting Shares.”

Shares of Investor Class or Premium Class may be converted to Institutional Class or Institutional Premium Class shares, shares of the fund which are not offered through this prospectus, provided the shareholder meets the applicable eligibility requirements for Institutional Class or Institutional Premium Class.

Effective July 1, 2016, the following information replaces similar information for the fund found in the "Fund Management" section under the heading "Advisory Fee(s)".

On July 1, 2016, the Advisor reduced the management fee rate for the fund from 0.025% to 0.015%. The fund's annual management fee rate is 0.015% of its average net assets.

UEI-16-03 1.717991.138	July 1, 2016

Supplement to the
Spartan® Total Market Index Fund
Class F
April 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective June 14, 2016, Spartan® Total Market Index Fund will be renamed Fidelity® Total Market Index Fund.

Effective July 1, 2016, the following information replaces similar information found in the “Management Contracts” section under the heading “Management-Related Expenses.”

FMR and the fund on behalf of its Class F have entered into a 1.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Class F of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Class F to 0.015%. This Expense Contract may not be amended to increase the fees or expenses payable by Class F except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective July 1, 2016, the following information replaces similar information found in the “Management Contracts” section under the heading “Management Fees.”

On July 1, 2016, FMR reduced the management fee rate paid by Fidelity® Total Market Index Fund from 0.035% to 0.015%. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.015% of the fund's average net assets throughout the month.

STI-FB-16-02 1.908702.109	July 1, 2016